Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share [text block]
(27)	Earnings per share-
A. Basic earnings per share
The calculation of basic EPS has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding (all number of shares are presented after the split which took place in 2025—see Note 26(a)):
i. Income attributable to ordinary shareholders

	2025	2024	2023
Income for the year, attributable to the owners of the Company	$351,861	617,439	273,334

ii. Weighted-average number of ordinary shares (basic)

	Note	2025	2024	2023
Issued ordinary shares at January 1	26	1,364,239,590	1,364,239,590	1,364,239,590
New authorized ordinary shares		94,794,500	—	243,352
Treasury shares pending subscription		—	—	(243,352)
Shares held in a Mexican Trust		(9,937,290)	(27,843,940)	(45,688,160)

Weighted-average number of ordinary shares (basic)		1,449,096,800	1,336,395,650	1,318,551,430

Basic income per share (US dollars)		$0.24	0.46	0.21

B. Diluted earnings per share
The calculation of diluted EPS has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding after adjustment to the effects of all dilutive potential ordinary shares:

	2025	2024	2023
iii. Weighted-average number of ordinary shares (diluted)
Weighted-average number of ordinary shares (basic)	1,449,096,800	1,336,395,650	1,318,551,430
Dilutive ordinary shares through a Mexican Trust	9,937,290	27,843,940	45,688,160

Weighted-average number of ordinary shares (diluted) at December 31	1,459,034,090	1,364,239,590	1,364,239,590

Diluted income per share (US dollars)	$0.24	0.45	0.20